RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31,	December 31,
	2022	2021

Salaries and short-term employee benefits	$2,957	$3,867
Non-executive directors' fees	312	311
Non-executive directors' deferred share units	(362)	(707)
Share-based payments	2,974	3,408
	$5,881	$6,879